SAFE	9 Months Ended
Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SAFE	SAFE
In December 2021, the Company issued a SAFE that allows an investor to participate in future equity financings through a share-settled redemption of the amount invested (such notional being the “invested amount”). Upon the occurrence of a change of control, the investor has the right to receive the greater of (i) a cash payment equal to the invested amount under such SAFE, or (ii) the consideration payable in such change of control in respect of the number of common shares equal to the invested amount divided by the liquidity price set forth in the applicable SAFE. Upon an initial public offering or a business combination with a special purpose acquisition company, the investor has the right to receive a number of common shares equal to the invested amount divided by the liquidity price set forth in the applicable SAFE, except that if a business combination with a special purpose acquisition company involves a private placement of newly issued shares, the invested amount will be treated as participating in such private placement and exchanged for a number of common shares equal to the invested amount divided by the price per share applicable in such private placement (subject to a discount upon certain circumstances).
The SAFE also contains change of control and initial public offering settlement alternatives described above, that settle differently upon a next round financing such that it allows the investor to participate in future equity financings through a share-settled redemption at a discounted price to the price paid by other investors. That is, upon a future equity financing involving preferred shares, the SAFE would be settled into a number of preferred shares equal to the invested amount of the SAFE divided by a percentage of the discounted price investors paid to purchase preferred shares in the financing, with such discounted price calculated as a percentage of the price investors paid to purchase preferred shares in the financing.The SAFE had not yet converted to equity as a qualifying financing event had not occurred as of December 31, 2021. At December 31, 2021, the SAFE had a fair value of $28,271 and was recorded within current liabilities on the consolidated balance sheet.